Other Operating Expenses - Tax Disputes in Turkey - Additional Information (Details) - TURKEY - BAT Tutun £ in Millions	1 Months Ended
Nov. 30, 2021 GBP (£)
Profit From Operations [Line Items]
Tax installment amount	£ 47
Number of tax payment instalment	18
Tax installment payment terms	1 November 2021 until 31 July 2024
Tax Disputes in Turkey
Profit From Operations [Line Items]
Tax installment amount	£ 47
Number of tax payment instalment	18
Tax installment payment terms	1 November 2021 until 31 July 2024
Tax Disputes in Turkey | Excise and Penalties Disputes
Profit From Operations [Line Items]
Tax installment amount	£ 30
Tax Disputes in Turkey | Interest in Net Finance Costs
Profit From Operations [Line Items]
Tax installment amount	11
Tax Disputes in Turkey | Taxation
Profit From Operations [Line Items]
Tax installment amount	£ 6